Note 15 - Stock-based Compensation (Details Textual) - USD ($)		1 Months Ended				12 Months Ended				36 Months Ended
	Mar. 02, 2016	Jun. 30, 2016	Jun. 30, 2012	Jun. 22, 2012	Nov. 30, 2009	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2020	May 30, 2009	Mar. 30, 2009	Mar. 02, 2006
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						172,093,650	167,717,500			172,093,650
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)						130,501,200				130,501,200
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						321,322,050				321,322,050
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)						$ 0.098	$ 0.0128	$ 0.0114
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total						$ 2,706,000				$ 2,706,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)						2 years 328 days
Proceeds, Issuance of Shares, Share-based Payment Arrangement, Including Option Exercised, Total						$ 553,000	$ 116,000	$ 96,000
Restricted Stock Units (RSUs) [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						92,341,800				92,341,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value						$ 1,298,000	$ 1,065,000	$ 1,196,000
Purchase Plan 1999 [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate						1.00%				1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum						10.00%				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date						90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date						90.00%
Purchase Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)					25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)		25,000,000	15,000,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in shares)										10,057,550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)						$ 0.0148	$ 0.006	$ 0.0062
Share Option Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)				8 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)													100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)				50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)											175,000,000		100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						74,404,550				74,404,550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)						74,404,550				74,404,550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 774,100	$ 800	$ 1,800
The 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						97,689,100				97,689,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)						56,096,650				56,096,650
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	100,000,000
Share Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)											75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)				62,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)											75,000,000	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)									4 years